Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 80,574	$ 42,974
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 9)	(32,927)	19,499
Equity income	(1,598)
Depreciation and amortization	96,011	99,614
Write-down and loss on sale of vessels (note 15)	19,029	3,269
Deferred income tax (recovery) expense (note 10)	(62)	91
Foreign currency exchange gain and other	(36,098)	(7,543)
Change in non-cash working capital items related to operating activities	6,919	(23,056)
Expenditures for dry docking	(7,656)	(8,619)
Net operating cash flow	124,192	126,229
FINANCING ACTIVITIES
Proceeds from long-term debt	736,725	265,053
Scheduled repayments of long-term debt	(97,215)	(95,032)
Prepayments of long-term debt	(424,152)	(203,273)
Debt issuance costs	(10,126)	(4,362)
Equity contribution from Teekay Corporation to Dropdown Predecessor	5,596
Purchase of Voyageur LLC from Teekay Corporation (net of cash acquired of $0.9 million) (note 8c)	(252,086)
Equity contribution from joint venture partner	1,500	1,000
Proceeds from issuance of common units (note 13)	65,067
Proceeds from issuance of preferred units (note 13)	150,000
Expenses relating to equity offerings	(5,385)	(117)
Cash distributions paid by the Partnership	(90,972)	(76,779)
Cash distributions paid by subsidiaries to non-controlling interests	(280)	(5,657)
Net financing cash flow	78,672	(119,167)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(216,242)	(26,148)
Purchase of equity investment in Itajai FPSO joint venture (net of cash acquired of $1.3 million) (note 8d)	(52,520)
Proceeds from sale of vessels and equipment	20,350	9,485
Direct financing lease payments received	2,953	9,129
Net investing cash flow	(245,459)	(7,534)
Decrease in cash and cash equivalents	(42,595)	(472)
Cash and cash equivalents, beginning of the period	206,339	179,934
Cash and cash equivalents, end of the period	$ 163,744	$ 179,462